Principal Amount and Unamortized Discount and Debt Issuance Costs (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Debt Disclosure [Abstract]
Principal amount	¥ 53,848	$ 8,450	¥ 48,638
Unamortized discount and debt issuance costs	(223)	(36)	(230)
Long-term Debt, Total	¥ 53,625	$ 8,414	¥ 48,408